DEBT - Schedule of changes in carrying amount of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 104,823
Proceeds from debt agreements	10,000	$ 3,000
Balance at the end of the period	95,605	104,823
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Beginning balance	47,617	0
Proceeds from debt agreements	0	65,000
Embedded derivative fair value at debt issuance	0	(12,259)
Transaction costs	0	(2,271)
Conversions	(6,947)	(3,708)
Accretion of 7% Convertible Debentures discount	1,845	855
Balance at the end of the period	$ 42,515	$ 47,617